Share-based Payments (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Expected volatility	60.46%	60.50%	45.00%
Expected dividend yield	0.44%	0.40%	0.20%
Expected term (in years)	6.0	6.0	6.0
Risk-free interest rate	2.13%	3.01%	3.40%
Information pertaining to share-based compensation awards is as follows:
Share-based compensation expense, net of forfeitures, in the fiscal year	$ 21.9	$ 23.4	$ 23.4
The tax benefit related to share-based compensation expense in the fiscal year	7.8	8.4	8.4
Cash received from options exercised under all share-based payment arrangements during the fiscal year	20.3	12.5	4.6
Tax benefit for tax deductions from options during the fiscal year	20.9	17.9	19.0
A summary of our stock option activity during the fiscal year is as follows:
Number of option shares outstanding at beginning of period	3.1
Granted	0.4
Exercised	(1.1)
Number of option shares outstanding at end of period	2.4	3.1
Number of shares issuable under options exercisable at end of period	1.7
Weighted average exercise price- options outstanding at beginning of period	$ 30.84
Granted	$ 45.64
Exercised	$ 19.53
Weighted Average Exercise Price- options outstanding at end of period	$ 37.88	$ 30.84
Weighted Average Exercise Price- options exercisable at end of period	$ 31.21
Weighted Average Remaining Contractual Term (Years) - options outstanding at beginning of period	6.2
Weighted Average Remaining Contractual Term (Years) - options outstanding at end of period	6.3	6.2
Weighted Average Remaining Contractual Term (Years) - options exercisable as of the end of the fiscal year	5.3
Aggregate Intrinsic Value - options outstanding at beginning of period	62.9
Aggregate Intrinsic Value - options outstanding at end of period	89.2	62.9
Aggregate Intrinsic Value - options exercisable as of the end of the fiscal year	74.2
The weighted-average grant date fair value of options granted during the fiscal year	$ 26.38	$ 29.78	$ 58.98
The total intrinsic value of options exercised during the fiscal year	54.1	25.3	22.4
The total fair value of options vested during the fiscal year	$ 10.7	$ 12.1